Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share

The computation of the income (loss) and share data used in the basic and diluted earnings per share is as follows:

	2017	2016	2015
Basic earnings (loss) per share -
Net income (loss)	$370,023	$334,544	$(224,974)
Weighted-average shares outstanding	42,111	42,036	43,716
Non-vested dividend participating awards	308	322	145

	42,419	42,358	43,861

	8.72	7.90	(5.13)

	2017	2016	2015
Diluted earnings (loss) per share -
Net income (loss)	$370,023	$334,544	$(224,974)
Weighted-average shares outstanding used for basic earnings per share	42,419	42,358	43,861
Share options on issue	—	5	8

	42,419	42,363	43,869

	8.72	7.90	(5.13)